Offsetting Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 24,659	£ 18,527
Amounts offset, Assets	(6,009)	(4,559)
Net amounts reported on the balance sheet, Assets	18,650	13,968
Financial instruments, Assets	(597)	(535)
Financial collateral, Assets	(13,353)	(9,059)
Net amount, Assets	4,700	4,374
Assets not subject to enforceable netting arrangements, Assets	207,728	220,764
Balance sheet total, Assets	226,378	234,732
Gross amounts, Liabilities	16,849	15,867
Amounts offset, Liabilities	(6,009)	(4,559)
Net amounts reported on the balance sheet, Liabilities	10,840	11,308
Financial instruments, Liabilities	(597)	(535)
Financial collateral, Liabilities	(8,519)	(8,131)
Net amount, Liabilities	1,724	2,642
Assets not subject to enforceable netting arrangements, Liabilities	213,968	223,538
Balance sheet total, Liabilities	224,808	234,846
Derivative financial assets
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	3,469	4,557
Amounts offset, Assets	(2,047)	(2,173)
Net amounts reported on the balance sheet, Assets	1,422	2,384
Financial instruments, Assets	(479)	(526)
Financial collateral, Assets	(823)	(1,720)
Net amount, Assets	120	138
Assets not subject to enforceable netting arrangements, Assets	50	55
Balance sheet total, Assets	1,472	2,439
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	15,625	8,826
Amounts offset, Assets	(3,157)	(1,478)
Net amounts reported on the balance sheet, Assets	12,468	7,348
Financial instruments, Assets	(118)	(9)
Financial collateral, Assets	(12,350)	(7,339)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	12,468	7,348
Gross amounts, Liabilities	11,568	9,460
Amounts offset, Liabilities	(3,157)	(1,478)
Net amounts reported on the balance sheet, Liabilities	8,411	7,982
Financial instruments, Liabilities	(118)	(9)
Financial collateral, Liabilities	(8,293)	(7,973)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	8,411	7,982
Total loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	5,565	5,144
Amounts offset, Assets	(805)	(908)
Net amounts reported on the balance sheet, Assets	4,760	4,236
Financial instruments, Assets	0	0
Financial collateral, Assets	(180)	0
Net amount, Assets	4,580	4,236
Assets not subject to enforceable netting arrangements, Assets	207,678	220,709
Balance sheet total, Assets	212,438	224,945
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	2,911	3,142
Amounts offset, Liabilities	(2,047)	(2,173)
Net amounts reported on the balance sheet, Liabilities	864	969
Financial instruments, Liabilities	(479)	(526)
Financial collateral, Liabilities	(226)	(158)
Net amount, Liabilities	159	285
Assets not subject to enforceable netting arrangements, Liabilities	27	39
Balance sheet total, Liabilities	891	1,008
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	2,370	3,265
Amounts offset, Liabilities	(805)	(908)
Net amounts reported on the balance sheet, Liabilities	1,565	2,357
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	1,565	2,357
Assets not subject to enforceable netting arrangements, Liabilities	213,941	223,499
Balance sheet total, Liabilities	£ 215,506	£ 225,856